NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Diluted Net Income Per Share from Discontinued Operations (Details) - USD ($) $ / shares in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net income (loss) from discontinued operations	$ (162,469,018)	$ 23,125,245
Denominator: (millions of shares)
Basic (in shares)	210,845,952	209,562,578
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	210,845,952	225,581,323
Class A ordinary shares
Numerator:
Net income (loss) from discontinued operations	$ (106,234,781)	$ 15,643,729
Reallocation of net income as a result of conversion of Class B to Class A shares	(56,234,237)	7,481,516
Net income (loss) from discontinued operations for diluted EPS	$ (162,469,018)	$ 23,125,245
Denominator: (millions of shares)
Basic (in shares)	137,870,000	136,580,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72,980,000	72,980,000
"Adjustments for dilutive share options (millions of shares)"		16,020,000.00
Number of shares used for diluted EPS computation	210,850,000	225,580,000
Diluted EPS	$ (770)	$ 100
Class B Ordinary shares
Numerator:
Net income (loss) from discontinued operations	$ (56,234,237)	$ 7,481,516
Net income (loss) from discontinued operations for diluted EPS	$ (56,234,237)	$ 7,481,516
Denominator: (millions of shares)
Basic (in shares)	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000
Diluted EPS	$ (770)	$ 100